Note Payable, Net - Schedule of Note Payable (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Note Payable [Abstract]
Principal amount	$ 5,800,000	$ 5,800,000	$ 5,800,000
Less: unamortized debt issuance costs	(54,746)	(84,553)	(203,781)
Note payable, net	$ 5,745,254	$ 5,715,447